LEASES - Schedule of Lease Expense and Other Information Related to Operating Leases (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Leases [Abstract]
Operating lease expense	$ 7,843,282	$ 7,499,568
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$ 7,706,605	$ 7,381,898
Weighted-average remaining lease term – operating leases (in years)	7 years 1 month 2 days	7 years 18 days
Weighted-average discount rate – operating leases	4.84%	4.47%
Lease Maturity Schedule as of December 31, 2022:
2023	$ 7,785,034	$ 7,260,471
2024	7,003,616	6,385,647
2025	6,642,211	5,604,799
2026	6,086,452	5,249,730
2027	5,296,864	4,696,343
2028 and beyond	13,308,568	11,956,205
Total	46,122,745	41,153,195
Less: Discount	(7,103,537)	(5,713,818)
Present Value of Lease Liability	39,019,208	35,439,377
Operating Lease, Right-of-Use Asset	$ 38,153,238	$ 34,768,208